Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Schedule of Restricted Stock Issued to Independent Directors as Compensation for Services

The issuance and vesting activity for the nine months ended September 30, 2019 and year ended December 31, 2018, for the restricted stock issued to the Company’s independent directors were as follows:

	Nine Months Ended September 30, 2019	Year Ended December 31, 2018
Nonvested shares at the beginning of the period	7,497	7,497
Granted shares	—	4,998
Vested shares	(3,749)	(4,998)

Nonvested shares at the end of the period	3,748	7,497

Additionally, the weighted average fair value of restricted common stock issued to the Company’s independent directors for the nine months ended September 30, 2019 and year ended December 31, 2018 was as follows:

Grant Year	Weighted Average Fair Value
2018	$15.18
2019	n/a

The issuance and vesting activity for the years ended December 31, 2018, 2017 and 2016 for the restricted stock issued to the Company’s independent directors as compensation for services in connection with the Company raising $2,000,000 in the Public Offering and the independent directors’ re-election to the board of directors at the Company’s annual meeting were as follows:

	Year Ended December 31,
	2018	2017	2016
Nonvested shares at the beginning of the period	7,497	9,997	11,247
Granted shares	4,998	4,998	4,998
Vested shares	(4,998)	(7,498)	(6,248)

Nonvested shares at the end of the period	7,497	7,497	9,997

Additionally, the weighted average fair value of restricted common stock issued to the Company’s independent directors for the years ended December 31, 2018, 2017 and 2016 was as follows:

Grant Year	Weighted Average Fair Value
2016	$14.46
2017	14.85
2018	15.18

Schedule of Share Repurchase Plan Prior to Estimated Value Per Share of Common Stock is Published

From March 29, 2016, the date the Company first published an estimated value per share, until April 14, 2018, the purchase price for shares repurchased under the Company’s share repurchase plan was as follows:

Share Purchase Anniversary	Repurchase Price on Repurchase Date(1)
Less than 1 year	No Repurchase Allowed
1 year	92.5% of Estimated Value per Share(2)
2 years	95.0% of Estimated Value per Share(2)
3 years	97.5% of Estimated Value per Share(2)
4 years	100.0% of Estimated Value per Share(2)
In the event of a stockholder’s death or disability(3)	Average Issue Price for Shares(4)

On March 14, 2018, the board of directors of the Company determined to amend the terms of the Company’s share repurchase plan effective as of April 15, 2018 to (1) limit the amount of shares repurchased pursuant to the Company’s share repurchase plan each quarter to $2,000,000 and (2) revise the repurchase price to an amount equal to 93% of the most recent publicly disclosed estimated value per share. Pursuant to the amended share repurchase plan, the current share repurchase price is $14.73 per share, which represents 93% of the estimated value per share of $15.84. The share repurchase price is further reduced based on how long the stockholder has held the shares as follows:

Share Purchase Anniversary	Repurchase Price on Repurchase Date(1)
Less than 1 year	No Repurchase Allowed
1 year	92.5% of the Share Repurchase Price(2)
2 years	95.0% of the Share Repurchase Price(2)
3 years	97.5% of the Share Repurchase Price(2)
4 years	100.0% of the Share Repurchase Price(2)
In the event of a stockholder’s death or disability(3)	Average Issue Price for Shares(4)

(1)

As adjusted for any stock dividends, combinations, splits, recapitalizations or any similar transaction with respect to the shares of common stock. Repurchase price includes the full amount paid for each share, including all sales commissions and dealer manager fees.

(2)

The “Share Repurchase Price” equals 93% of the Estimated Value per Share. The “Estimated Value Per Share” is the most recent publicly disclosed estimated value per share determined by the Company’s board of directors.

(3)	The required one-year holding period does not apply to repurchases requested within two years after the death or disability of a stockholder.
(4)	The purchase price per share for shares repurchased upon the death or disability of a stockholder will be equal to the average issue price per share for all of the stockholder’s shares.

Schedule of Share Repurchase Plan Following Estimated Value Per Share of Common Stock is Published

From March 29, 2016, the date the Company first published an estimated value per share, until April 14, 2018, the purchase price for shares repurchased under the Company’s share repurchase plan was as follows:

Share Purchase Anniversary	Repurchase Price on Repurchase Date(1)
Less than 1 year	No Repurchase Allowed
1 year	92.5% of Estimated Value per Share(2)
2 years	95.0% of Estimated Value per Share(2)
3 years	97.5% of Estimated Value per Share(2)
4 years	100.0% of Estimated Value per Share(2)
In the event of a stockholder’s death or disability(3)	Average Issue Price for Shares(4)

(1)

As adjusted for any stock dividends, combinations, splits, recapitalizations or any similar transaction with respect to the shares of common stock. Repurchase price includes the full amount paid for each share, including all sales commissions and dealer manager fees.

(2)	The “Estimated Value per Share” is the most recent publicly disclosed estimated value per share determined by the Company’s board of directors.
(3)	The required one-year holding period does not apply to repurchases requested within two years after the death or disability of a stockholder.
(4)	The purchase price per share for shares repurchased upon the death or disability of a stockholder will be equal to the average issue price per share for all of the stockholder’s shares.

On March 14, 2018, the board of directors of the Company determined to amend the terms of the Company’s share repurchase plan effective as of April 15, 2018 to (1) limit the amount of shares repurchased pursuant to the Company’s share repurchase plan each quarter to $2,000,000 and (2) revise the repurchase price to an amount equal to 93% of the most recently publicly disclosed estimated value per share. Pursuant to the amended share repurchase plan, the current share repurchase price is $14.73 per share, which represents 93% of the estimated value per share of $15.84. The share repurchase price is further reduced based on how long the stockholder has held the shares as follows:

Share Purchase Anniversary	Repurchase Price on Repurchase Date(1)
Less than 1 year	No Repurchase Allowed
1 year	92.5% of the Share Repurchase Price(2)
2 years	95.0% of the Share Repurchase Price(2)
3 years	97.5% of the Share Repurchase Price(2)
4 years	100.0% of the Share Repurchase Price(2)
In the event of a stockholder’s death or disability(3)	Average Issue Price for Shares(4)

(1)

As adjusted for any stock dividends, combinations, splits, recapitalizations or any similar transaction with respect to the shares of common stock. Repurchase price includes the full amount paid for each share, including all sales commissions and dealer manager fees.

(2)	The “Share Repurchase Price” equals 93% of the Estimated Value per Share.
(3)	The required one-year holding period does not apply to repurchases requested within two years after the death or disability of a stockholder.
(4)	The purchase price per share for shares repurchased upon the death or disability of a stockholder will be equal to the average issue price per share for all of the stockholder’s shares.

From March 29, 2016, the date the Company first published an estimated value per share, until April 14, 2018, the purchase price for shares repurchased under the Company’s share repurchase plan was as follows:

Share Purchase Anniversary	Repurchase Price on Repurchase Date(1)
Less than 1 year	No Repurchase Allowed
1 year	92.5% of Estimated Value per Share(2)
2 years	95.0% of Estimated Value per Share(2)
3 years	97.5% of Estimated Value per Share(2)
4 years	100.0% of Estimated Value per Share(2)
In the event of a stockholder’s death or disability(3)	Average Issue Price for Shares(4)

On March 14, 2018, the board of directors of the Company determined to amend the terms of the Company’s share repurchase plan effective as of April 15, 2018 to (1) limit the amount of shares repurchased pursuant to the Company’s share repurchase plan each quarter to $2,000,000 and (2) revise the repurchase price to an amount equal to 93% of the most recent publicly disclosed estimated value per share. Pursuant to the amended share repurchase plan, the current share repurchase price is $14.73 per share, which represents 93% of the estimated value per share of $15.84. The share repurchase price is further reduced based on how long the stockholder has held the shares as follows:

Share Purchase Anniversary	Repurchase Price on Repurchase Date(1)
Less than 1 year	No Repurchase Allowed
1 year	92.5% of the Share Repurchase Price(2)
2 years	95.0% of the Share Repurchase Price(2)
3 years	97.5% of the Share Repurchase Price(2)
4 years	100.0% of the Share Repurchase Price(2)
In the event of a stockholder’s death or disability(3)	Average Issue Price for Shares(4)

(1)

As adjusted for any stock dividends, combinations, splits, recapitalizations or any similar transaction with respect to the shares of common stock. Repurchase price includes the full amount paid for each share, including all sales commissions and dealer manager fees.

(2)

The “Share Repurchase Price” equals 93% of the Estimated Value per Share. The “Estimated Value Per Share” is the most recent publicly disclosed estimated value per share determined by the Company’s board of directors.

(3)	The required one-year holding period does not apply to repurchases requested within two years after the death or disability of a stockholder.
(4)	The purchase price per share for shares repurchased upon the death or disability of a stockholder will be equal to the average issue price per share for all of the stockholder’s shares.